One Maritime Plaza
Suite 2300
San Francisco, CA 94111-3513
+1 415 262 4500 Main
+1 415 262 4555 Fax
www.dechert.com

AISHA HUNT

aisha.hunt@dechert.com
+1 415 262 4594 Direct
+1 415 262 4555 Fax

January 24, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re: Outlook Funds Trust (File Nos. 333-192063; 811-22909)

Ladies and Gentlemen:

Enclosed for filing on behalf of Outlook Funds Trust ("Trust"), a newly organized open-end management investment company, is Pre-Effective Amendment No. 2 to the Trust's initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 ("1940 Act") on Form N-1A ("Registration Statement"). This filing is being made for the purposes of (i) responding to the recent comments of the staff of the Securities and Exchange Commission to Pre-Effective Amendment No. 1 to the Trust's initial registration statement; (ii) submitting final versions of all exhibits to the Registration Statement; and (iii) making certain other changes to the Prospectus and Statement of Additional Information for the 3D Printing and Technology Fund, a series of the Trust.

We will be requesting that the Registration Statement be declared effective on Tuesday, January 28, 2014. A review of the Registration Statement with this date in mind would be appreciated.

If you have any questions relating to this filing, please do not hesitate to contact me at 415.262.4594 or Sheelyn Michael at 212.698.3623.

Sincerely,

/s/ Aisha J. Hunt

Aisha J. Hunt

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